Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 98.6%
Communication Services 14.8%
Altice France Holding SA:
144A, 6.0%, 2/15/2028		855,000	843,244
144A, 10.5%, 5/15/2027		2,110,000	2,321,000
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	1,165,739
144A, 5.125%, 1/15/2029		249,000	250,868
144A, 5.5%, 1/15/2028		1,470,000	1,506,750
144A, 7.375%, 5/1/2026		3,221,000	3,349,840
144A, 8.125%, 2/1/2027		2,238,000	2,423,217
Audacy Capital Corp.:
144A, 6.5%, 5/1/2027 (b)		965,000	993,950
144A, 6.75%, 3/31/2029		700,000	713,923
Avaya, Inc., 144A, 6.125%, 9/15/2028		1,520,000	1,626,400
C&W Senior Financing DAC, 144A, 6.875%, 9/15/2027		1,130,000	1,197,902
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		1,250,000	1,324,940
144A, 5.0%, 2/1/2028		1,015,000	1,064,227
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027		2,755,000	2,828,558
Cogent Communications Group, Inc., 144A, 3.5%, 5/1/2026		1,060,000	1,091,800
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027 (b)		4,300,000	4,350,740
CommScope, Inc., 144A, 7.125%, 7/1/2028 (b)		800,000	863,000
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		820,000	885,379
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		750,000	784,650
144A, 5.75%, 1/15/2030		1,195,000	1,245,417
144A, 6.5%, 2/1/2029		1,425,000	1,571,661
144A, 7.5%, 4/1/2028		1,200,000	1,308,774
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026		445,000	258,100
DIRECTV Holdings LLC, 144A, 5.875%, 8/15/2027 (c)		1,320,000	1,364,748
DISH DBS Corp.:
5.875%, 11/15/2024		830,000	894,226
7.375%, 7/1/2028 (b)		535,000	578,828
7.75%, 7/1/2026		800,000	913,000
Endure Digital, Inc., 144A, 6.0%, 2/15/2029		1,645,000	1,595,650
Frontier Communications Corp.:
144A, 5.0%, 5/1/2028		1,645,000	1,701,572
144A, 5.875%, 10/15/2027		890,000	951,099
iHeartCommunications, Inc.:
144A, 5.25%, 8/15/2027		1,600,000	1,667,744
8.375%, 5/1/2027		925,000	983,959
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,145,000	1,170,762
144A, 6.75%, 10/15/2027		1,710,000	1,824,553
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		825,000	826,464
144A, 5.0%, 8/15/2027		1,200,000	1,224,000

Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		660,000	683,107
144A, 6.5%, 9/15/2028		2,380,000	2,473,248
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,335,000	1,396,944
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,950,000	2,305,875
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		4,550,000	4,933,795
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	2,106,000
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		305,000	329,095
144A, 7.5%, 5/15/2025		1,200,000	1,285,140
144A, 7.5%, 9/15/2027		495,000	540,887
UPC Holding BV, REG S, 3.875%, 6/15/2029	EUR	1,000,000	1,212,715
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,275,000	1,296,968
144A, 5.625%, 4/15/2027 (b)		925,000	960,844
144A, 6.5%, 7/15/2028		1,090,000	1,154,037
Videotron Ltd., 144A, 3.625%, 6/15/2029 (b)		660,000	676,500
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		964,000	980,870
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		3,805,000	4,064,709
Vmed O2 UK Financing I PLC, 144A, 4.75%, 7/15/2031		1,000,000	1,021,210
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	4,584,148
VTR Comunicaciones SpA, 144A, 4.375%, 4/15/2029		1,620,000	1,620,000
Ziggo Bond Co. BV:
144A, 3.375%, 2/28/2030	EUR	3,550,000	4,189,523
144A, 6.0%, 1/15/2027		1,450,000	1,509,870
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,266,782
144A, 4.875%, 1/15/2030		1,285,000	1,325,477
144A, 5.5%, 1/15/2027		4,981,000	5,164,052
			96,748,480
Consumer Discretionary 21.6%
1011778 BC Unlimited Liability Co.:
144A, 3.5%, 2/15/2029		620,000	616,596
144A, 3.875%, 1/15/2028		4,860,000	4,901,553
144A, 4.375%, 1/15/2028		1,315,000	1,333,147
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	510,000	619,749
Affinity Gaming, 144A, 6.875%, 12/15/2027		1,380,000	1,463,214
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (b)		915,000	995,026
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029 (b)		380,000	379,050
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		300,000	312,000
BK LC Lux Finco1 Sarl, 144A, 5.25%, 4/30/2029	EUR	2,278,000	2,793,478
Boyd Gaming Corp.:
4.75%, 12/1/2027		1,770,000	1,834,162
144A, 4.75%, 6/15/2031		800,000	827,684
Caesars Entertainment, Inc.:
144A, 6.25%, 7/1/2025		2,915,000	3,075,325
144A, 8.125%, 7/1/2027 (b)		3,940,000	4,332,739
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		160,000	168,200
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,045,000	2,078,231
144A, 7.625%, 3/1/2026		1,154,000	1,218,912
144A, 9.875%, 8/1/2027		1,440,000	1,648,728
144A, 10.5%, 2/1/2026		885,000	1,013,307
144A, 11.5%, 4/1/2023		1,480,000	1,668,700

Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,291,534
REG S, 4.375%, 5/15/2026	EUR	1,850,000	2,267,026
144A, 6.75%, 5/15/2025		693,000	734,580
Dana, Inc.:
5.375%, 11/15/2027		505,000	534,038
5.625%, 6/15/2028		300,000	322,797
Empire Communities Corp., 144A, 7.0%, 12/15/2025		1,090,000	1,148,587
EVOCA SpA, 144A, 3-month EURIBOR + 4.25%, 4.25% (d), 11/1/2026	EUR	530,000	590,989
Ford Motor Co.:
4.346%, 12/8/2026		750,000	809,494
5.291%, 12/8/2046		874,000	1,000,184
9.0%, 4/22/2025		2,865,000	3,526,672
9.625%, 4/22/2030		1,800,000	2,598,750
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		2,494,000	2,603,720
3.625%, 6/17/2031		2,940,000	3,046,575
5.113%, 5/3/2029		1,370,000	1,551,169
Forestar Group, Inc., 144A, 3.85%, 5/15/2026		1,130,000	1,141,300
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029		1,300,000	1,277,250
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		430,000	421,779
144A, 5.0%, 6/1/2029		1,040,000	1,049,381
International Game Technology PLC, 144A, 4.125%, 4/15/2026		3,160,000	3,291,203
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,100,000	2,175,915
144A, 7.75%, 10/15/2025		1,110,000	1,204,084
Kapla Holding SAS, REG S, 3.375%, 12/15/2026	EUR	1,100,000	1,293,000
L Brands, Inc.:
144A, 6.625%, 10/1/2030		820,000	945,050
6.875%, 11/1/2035		2,440,000	3,138,450
144A, 9.375%, 7/1/2025		590,000	764,788
M/I Homes, Inc., 4.95%, 2/1/2028		1,270,000	1,330,960
Macy's Retail Holdings LLC, 144A, 5.875%, 4/1/2029 (b)		1,910,000	2,014,763
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		2,335,000	2,299,975
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029		650,000	654,063
144A, 6.125%, 9/15/2025		1,810,000	1,914,075
Mattel, Inc.:
144A, 3.375%, 4/1/2026		825,000	858,165
144A, 3.75%, 4/1/2029		650,000	686,914
Meritage Homes Corp., 144A, 3.875%, 4/15/2029		1,200,000	1,264,176
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,206,000
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029		495,000	524,700
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024 (b)		1,410,000	1,341,262
144A, 5.875%, 3/15/2026		3,040,000	3,062,800
144A, 12.25%, 5/15/2024		1,100,000	1,298,000
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		575,000	580,750
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027		800,000	862,000
PetSmart, Inc.:
144A, 4.75%, 2/15/2028		480,000	498,384
144A, 7.75%, 2/15/2029		450,000	493,322
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		952,000	1,009,120
Punch Finance PLC, 144A, 6.125%, 6/30/2026	GBP	370,000	522,143
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,440,000	2,476,600
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029		835,000	863,307

Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		700,000	660,977
144A, 4.25%, 7/1/2026		920,000	898,012
144A, 5.5%, 4/1/2028		1,415,000	1,442,875
144A, 9.125%, 6/15/2023		3,750,000	4,078,612
144A, 10.875%, 6/1/2023		1,115,000	1,265,525
144A, 11.5%, 6/1/2025		500,000	572,500
Sani/ikos Financial Holdings 1 Sarl, 144A, 5.625%, 12/15/2026	EUR	690,000	817,694
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028		2,765,000	2,979,287
144A, 7.25%, 11/15/2029		1,445,000	1,620,394
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025		920,000	993,600
Staples, Inc., 144A, 7.5%, 4/15/2026		1,950,000	1,979,250
Suburban Propane Partners LP, 144A, 5.0%, 6/1/2031		690,000	716,738
Superior Plus LP, 144A, 4.5%, 3/15/2029		2,395,000	2,459,282
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030		750,000	815,625
144A, 5.75%, 1/15/2028		1,425,000	1,604,906
Tenneco, Inc., 144A, 7.875%, 1/15/2029		158,000	178,540
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027		415,000	450,275
5.7%, 6/15/2028		830,000	919,275
United Rentals North America, Inc., 5.25%, 1/15/2030		1,000,000	1,094,220
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		1,500,000	1,569,810
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		910,000	966,557
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,720,000	1,634,000
144A, 7.0%, 2/15/2029		375,000	376,875
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		180,000	180,000
White Cap Parent LLC, 144A, 8.25%, 3/15/2026		925,000	952,750
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028		680,000	700,400
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		1,470,000	1,569,225
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		590,000	609,877
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		1,230,000	1,273,050
144A, 5.625%, 8/26/2028		2,060,000	2,111,500
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		1,210,000	1,258,037
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	3,200,000	3,868,122
REG S, 3.0%, 10/23/2029	EUR	1,700,000	2,127,256
			141,514,641
Consumer Staples 2.6%
Albertsons Companies, Inc., 144A, 4.625%, 1/15/2027		100,000	105,800
Casino Guichard Perrachon SA, REG S, 1.865%, 6/13/2022	EUR	800,000	943,306
Chobani LLC, 144A, 4.625%, 11/15/2028		330,000	343,296
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		730,000	772,975
JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/2032		310,000	312,111
JBS U.S.A. Food Co., 144A, 5.75%, 1/15/2028		4,121,000	4,343,534
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		980,000	1,093,925
144A, 6.5%, 4/15/2029		1,585,000	1,775,216
144A, 6.75%, 2/15/2028		1,930,000	2,113,369
Kraft Heinz Foods Co., 4.25%, 3/1/2031		1,715,000	1,979,064
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027		2,050,000	2,193,541
U.S. Foods, Inc., 144A, 4.75%, 2/15/2029		1,090,000	1,111,800
			17,087,937

Energy 13.6%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	820,000	842,091
144A, 5.75%, 3/1/2027	1,805,000	1,859,150
144A, 5.75%, 1/15/2028	770,000	804,650
Antero Resources Corp.:
144A, 5.375%, 3/1/2030	610,000	620,675
144A, 7.625%, 2/1/2029	1,955,000	2,142,582
144A, 8.375%, 7/15/2026	462,000	522,684
Apache Corp.:
4.875%, 11/15/2027	585,000	628,764
5.1%, 9/1/2040	664,000	712,140
Archrock Partners LP:
144A, 6.25%, 4/1/2028	2,105,000	2,147,584
144A, 6.875%, 4/1/2027	845,000	887,250
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	410,000	403,850
144A, 8.25%, 12/31/2028	890,000	961,511
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	740,000	751,100
Cheniere Energy Partners LP, 4.5%, 10/1/2029	3,039,000	3,278,321
Cheniere Energy, Inc., 4.625%, 10/15/2028	290,000	305,712
Chesapeake Energy Corp., 144A, 5.875%, 2/1/2029	900,000	956,250
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	1,610,000	1,707,035
144A, 7.25%, 3/14/2027	1,160,000	1,235,040
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	790,000	819,625
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	420,000	422,541
144A, 6.75%, 3/1/2029	1,935,000	2,021,785
144A, 7.5%, 5/15/2025 (b)	223,000	230,805
Continental Resources, Inc., 144A, 5.75%, 1/15/2031 (b)	690,000	831,657
DCP Midstream Operating LP:
5.125%, 5/15/2029	750,000	835,575
5.375%, 7/15/2025	2,677,000	2,958,085
5.625%, 7/15/2027	520,000	591,500
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	350,000	358,960
144A, 4.375%, 6/15/2031	350,000	363,125
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	1,685,000	1,737,656
144A, 5.75%, 1/30/2028	570,000	596,231
144A, 6.625%, 7/15/2025	385,000	407,138
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	705,000	713,481
144A, 4.75%, 1/15/2031	915,000	931,012
5.5%, 7/15/2028	580,000	627,850
144A, 6.0%, 7/1/2025	1,430,000	1,557,384
144A, 6.5%, 7/1/2027	815,000	914,838
EQT Corp.:
144A, 3.125%, 5/15/2026	60,000	61,722
144A, 3.625%, 5/15/2031	265,000	280,688
5.0%, 1/15/2029	1,020,000	1,153,314
6.625%, 2/1/2025	940,000	1,086,076
7.5%, 2/1/2030	1,005,000	1,320,017
Genesis Energy LP, 7.75%, 2/1/2028	950,000	959,690
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,665,000	1,780,351

Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	1,750,000	1,781,867
144A, 6.0%, 2/1/2031	1,270,000	1,325,404
144A, 6.25%, 11/1/2028	320,000	334,000
Indigo Natural Resources LLC, 144A, 5.375%, 2/1/2029	1,180,000	1,230,150
NuStar Logistics LP:
5.75%, 10/1/2025	905,000	986,450
6.375%, 10/1/2030	325,000	360,718
Oasis Petroleum, Inc., 144A, 6.375%, 6/1/2026	440,000	455,400
Occidental Petroleum Corp.:
5.5%, 12/1/2025	1,190,000	1,309,000
5.55%, 3/15/2026	1,095,000	1,198,576
6.125%, 1/1/2031	2,915,000	3,443,635
6.45%, 9/15/2036	1,220,000	1,472,997
6.625%, 9/1/2030	2,500,000	3,050,000
8.0%, 7/15/2025 (b)	1,310,000	1,554,891
8.5%, 7/15/2027	1,050,000	1,309,759
Parkland Corp., 144A, 5.875%, 7/15/2027	1,630,000	1,737,987
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	410,000	421,275
Range Resources Corp.:
144A, 8.25%, 1/15/2029	2,980,000	3,299,456
9.25%, 2/1/2026	570,000	618,456
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	835,000	870,304
Renewable Energy Group, Inc., 144A, 5.875%, 6/1/2028	740,000	771,450
SM Energy Co., 6.5%, 7/15/2028 (b)	820,000	816,589
Southwestern Energy Co.:
6.45%, 1/23/2025	1,274,000	1,394,928
7.75%, 10/1/2027 (b)	1,180,000	1,265,550
8.375%, 9/15/2028 (b)	570,000	635,664
Sunoco LP:
4.5%, 5/15/2029	663,000	677,918
5.875%, 3/15/2028	285,000	299,963
6.0%, 4/15/2027	394,000	411,238
Targa Resources Partners LP:
144A, 4.875%, 2/1/2031	350,000	378,438
5.0%, 1/15/2028	3,040,000	3,196,621
5.5%, 3/1/2030	810,000	891,932
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	1,300,000	1,267,500
USA Compression Partners LP, 6.875%, 9/1/2027	960,000	1,015,066
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029 (c)	280,000	285,950
144A, 4.125%, 8/15/2031 (c)	330,000	330,000
Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029	4,190,000	4,368,075
Western Midstream Operating LP, 5.3%, 3/1/2048	300,000	330,690
		89,425,392
Financials 1.2%
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026	2,100,000	2,370,806
Navient Corp., 6.125%, 3/25/2024	3,931,000	4,265,135
OneMain Finance Corp., 5.375%, 11/15/2029	860,000	944,675
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	300,000	320,391
		7,901,007
Health Care 8.5%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	2,470,000	2,587,325
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	680,000	677,430
144A, 6.125%, 8/1/2028	885,000	929,250

AHP Health Partners, Inc., 144A, 5.75%, 7/15/2029	1,315,000	1,329,794
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027	2,475,000	2,675,859
144A, 9.25%, 4/1/2026	4,900,000	5,304,250
Bausch Health Companies, Inc.:
144A, 5.25%, 2/15/2031 (b)	620,000	581,250
144A, 6.125%, 4/15/2025	3,402,000	3,472,166
144A, 9.0%, 12/15/2025	6,850,000	7,311,279
Centene Corp., 2.45%, 7/15/2028	680,000	689,350
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	1,400,000	1,421,000
144A, 5.625%, 3/15/2027	755,000	799,356
144A, 6.0%, 1/15/2029	755,000	803,131
144A, 6.125%, 4/1/2030	590,000	597,688
144A, 6.875%, 4/15/2029	1,085,000	1,141,962
Encompass Health Corp.:
4.5%, 2/1/2028	380,000	394,250
4.75%, 2/1/2030	1,625,000	1,734,687
Endo Luxembourg Finance Company I Sarl, 144A, 6.125%, 4/1/2029	745,000	740,344
HCA, Inc., 5.625%, 9/1/2028	2,130,000	2,561,325
HCRX Investments Holdco, LP, 144A, 4.5%, 8/1/2029	1,060,000	1,081,200
IQVIA, Inc., 144A, 5.0%, 5/15/2027	600,000	625,500
Jazz Securities DAC, 144A, 4.375%, 1/15/2029	360,000	375,221
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027	1,000,000	1,002,500
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	2,740,000	2,726,300
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030	920,000	974,050
144A, 4.375%, 6/15/2028	940,000	983,475
Organon & Co, 144A, 4.125%, 4/30/2028	2,000,000	2,050,820
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029	700,000	717,500
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	865,000	928,456
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026	595,000	632,277
Select Medical Corp., 144A, 6.25%, 8/15/2026	1,295,000	1,369,100
Syneos Health, Inc., 144A, 3.625%, 1/15/2029	1,170,000	1,161,225
Tenet Healthcare Corp.:
144A, 4.25%, 6/1/2029	1,170,000	1,193,400
4.625%, 7/15/2024	600,000	607,500
144A, 4.875%, 1/1/2026	1,710,000	1,765,575
144A, 6.125%, 10/1/2028	950,000	1,011,750
144A, 6.25%, 2/1/2027	900,000	937,125
		55,894,670
Industrials 14.0%
ADT Security Corp., 144A, 4.875%, 7/15/2032	620,000	643,250
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028	2,815,000	2,819,219
144A, 6.0%, 6/1/2029	1,960,000	1,962,450
American Airlines, Inc.:
144A, 5.5%, 4/20/2026	3,750,000	3,923,437
144A, 5.75%, 4/20/2029	1,705,000	1,839,149
APX Group, Inc., 144A, 5.75%, 7/15/2029 (b)	350,000	351,407
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028	1,370,000	1,393,975
Bombardier, Inc., 144A, 7.5%, 3/15/2025	1,170,000	1,192,125
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.0%, 2/1/2026	685,000	715,825
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	970,000	991,815
Cimpress PLC, 144A, 7.0%, 6/15/2026	900,000	945,000
Covanta Holding Corp., 5.0%, 9/1/2030	2,450,000	2,629,217
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028	325,000	335,410

Delta Air Lines, Inc.:
3.75%, 10/28/2029		638,000	632,780
144A, 4.5%, 10/20/2025		3,300,000	3,547,500
144A, 4.75%, 10/20/2028		1,040,000	1,162,200
144A, 7.0%, 5/1/2025		661,000	777,501
Deutsche Lufthansa AG, REG S, 3.75%, 2/11/2028	EUR	1,500,000	1,841,243
EnerSys, 144A, 4.375%, 12/15/2027		790,000	825,550
First Student Bidco, Inc., 144A, 4.0%, 7/31/2029		990,000	991,238
GFL Environmental, Inc.:
144A, 4.25%, 6/1/2025		6,785,000	7,047,919
144A, 4.75%, 6/15/2029		330,000	341,105
144A, 5.125%, 12/15/2026		430,000	452,242
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		2,800,000	2,935,072
Howmet Aerospace, Inc., 6.875%, 5/1/2025		1,580,000	1,838,662
Imola Merger Corp., 144A, 4.75%, 5/15/2029		2,500,000	2,580,475
La Financiere Atalian SASU, REG S, 5.125%, 5/15/2025	EUR	1,195,000	1,412,142
Madison IAQ LLC:
144A, 4.125%, 6/30/2028		1,070,000	1,071,573
144A, 5.875%, 6/30/2029		710,000	717,597
Masonite International Corp.:
144A, 3.5%, 2/15/2030		1,160,000	1,168,909
144A, 5.375%, 2/1/2028		5,166,000	5,495,332
Metis Merger Sub LLC, 144A, 6.5%, 5/15/2029		740,000	725,770
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		1,452,000	1,580,865
Moog, Inc., 144A, 4.25%, 12/15/2027		1,450,000	1,495,313
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,200,000	1,238,310
Nielsen Finance LLC:
144A, 4.5%, 7/15/2029		360,000	362,698
144A, 5.875%, 10/1/2030		880,000	963,513
Patrick Industries, Inc., 144A, 4.75%, 5/1/2029		1,675,000	1,709,672
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		1,350,000	1,313,145
Renk AG/Frankfurt am Main, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,482,925
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		1,830,000	1,996,987
Schenck Process Holding GmbH:
REG S, 5.375%, 6/15/2023	EUR	940,000	1,122,044
REG S, 6.875%, 6/15/2023	EUR	525,000	625,484
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,401,975
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,500,999	3,929,871
TK Elevator Midco GmbH:
144A, 4.375%, 7/15/2027	EUR	4,950,000	6,141,457
144A, 3-month EURIBOR + 4.75%, 4.75% (d), 7/15/2027	EUR	2,500,000	2,998,987
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		1,877,000	1,982,206
TransDigm, Inc.:
144A, 4.625%, 1/15/2029		980,000	977,550
5.5%, 11/15/2027		1,260,000	1,300,950
United Airlines, Inc., 144A, 4.375%, 4/15/2026		2,000,000	2,057,760
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028		287,000	310,591
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		385,000	413,871
144A, 7.25%, 6/15/2028		1,050,000	1,168,650
			91,881,913
Information Technology 1.8%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028		1,490,000	1,534,700
ams AG, 144A, 7.0%, 7/31/2025		3,560,000	3,815,875
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/2026		810,000	851,513
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		590,000	629,223

Clarivate Science Holdings Corp.:
144A, 3.875%, 6/30/2028		1,130,000	1,139,328
144A, 4.875%, 6/30/2029		720,000	725,141
NCR Corp., 144A, 5.125%, 4/15/2029		2,375,000	2,471,995
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		505,000	520,448
144A, 8.25%, 2/1/2028		320,000	347,600
			12,035,823
Materials 14.8%
Arconic Corp., 144A, 6.125%, 2/15/2028		3,025,000	3,221,625
ARD Finance SA, 144A, 6.5%, 6/30/2027		1,500,000	1,582,350
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026		6,425,000	6,633,812
144A, 5.25%, 8/15/2027		470,000	479,916
144A, 6.0%, 2/15/2025		999,000	1,029,969
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		3,020,000	3,182,325
Cascades, Inc.:
144A, 5.125%, 1/15/2026		335,000	354,263
144A, 5.375%, 1/15/2028		1,450,000	1,526,125
CF Industries, Inc., 5.15%, 3/15/2034		644,000	798,560
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,211,170
5.375%, 5/15/2027		895,000	971,075
144A, 5.75%, 11/15/2028		3,405,000	3,613,556
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		930,000	940,416
144A, 5.375%, 2/1/2025		313,000	333,345
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029		366,000	388,418
144A, 4.875%, 3/1/2031		1,095,000	1,182,600
144A, 6.75%, 3/15/2026		2,130,000	2,297,737
Constellium SE:
144A, 3.75%, 4/15/2029 (b)		2,512,000	2,505,720
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,733,771
144A, 5.625%, 6/15/2028		3,420,000	3,646,575
144A, 5.875%, 2/15/2026		485,000	497,246
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		1,640,000	1,711,504
144A, 6.875%, 10/15/2027		4,930,000	5,342,887
Freeport-McMoRan, Inc., 4.625%, 8/1/2030 (b)		920,000	1,010,850
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		2,215,000	2,253,763
144A, 6.125%, 4/1/2029 (b)		3,100,000	3,340,250
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/2026		2,440,000	2,449,150
Kaiser Aluminum Corp.:
144A, 4.5%, 6/1/2031		490,000	509,600
144A, 4.625%, 3/1/2028		380,000	396,712
Kleopatra Finco Sarl, REG S, 4.25%, 3/1/2026	EUR	940,000	1,105,373
Kleopatra Holdings 2 SCA, REG S, 6.5%, 9/1/2026	EUR	660,000	744,561
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025		1,610,000	1,650,250
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	2,150,000	2,595,911
LABL, Inc., 144A, 6.75%, 7/15/2026		835,000	886,077
Lenzing AG, REG S, 5.75%, Perpetual (e)	EUR	800,000	1,016,046
Mauser Packaging Solutions Holding Co.:
REG S, 4.75%, 4/15/2024	EUR	500,000	592,286
144A, 7.25%, 4/15/2025		1,165,000	1,137,098
Mercer International, Inc., 5.125%, 2/1/2029		1,710,000	1,742,063

Methanex Corp.:
5.125%, 10/15/2027		2,080,000	2,251,558
5.25%, 12/15/2029 (b)		600,000	663,300
Novelis Corp., 144A, 4.75%, 1/30/2030		4,260,000	4,536,091
OI European Group BV, 144A, 4.0%, 3/15/2023		4,882,000	5,034,562
Olin Corp., 5.625%, 8/1/2029		889,000	976,789
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	939,510
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026 (b)		840,000	867,300
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028		1,450,000	1,448,188
SpA Holdings 3 Oy:
144A, 3.625%, 2/4/2028	EUR	850,000	1,020,109
144A, 4.875%, 2/4/2028		2,460,000	2,473,284
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		1,625,000	1,672,223
thyssenkrupp AG, REG S, 1.875%, 3/6/2023	EUR	2,650,000	3,165,566
Tronox, Inc.:
144A, 4.625%, 3/15/2029		4,580,000	4,654,425
144A, 6.5%, 5/1/2025		300,000	317,625
United States Steel Corp., 6.875%, 3/1/2029 (b)		395,000	428,745
			97,064,230
Real Estate 3.7%
ADLER Group SA, REG S, 3.25%, 8/5/2025	EUR	1,500,000	1,804,406
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,215,000	1,305,821
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	581,363
144A, (REIT), 5.0%, 7/15/2028		770,000	799,838
144A, (REIT), 5.25%, 7/15/2030		1,185,000	1,262,766
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029		1,015,000	1,039,248
144A, (REIT), 4.625%, 6/15/2025		2,356,000	2,503,250
(REIT), 5.75%, 2/1/2027		2,165,000	2,419,387
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	2,150,000	2,664,798
Realogy Group LLC:
144A, 5.75%, 1/15/2029		2,870,000	3,009,912
144A, 7.625%, 6/15/2025		1,900,000	2,047,250
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025		110,000	111,921
144A, (REIT), 3.75%, 2/15/2027		290,000	298,338
144A, (REIT), 4.125%, 8/15/2030		1,720,000	1,808,993
144A, (REIT), 4.625%, 12/1/2029		144,000	154,080
Vivion Investments Sarl, REG S, 3.0%, 8/8/2024	EUR	800,000	942,973
WeWork Companies, Inc., 144A, 7.875%, 5/1/2025 (b)		950,000	968,810
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		540,000	551,848
			24,275,002
Utilities 2.0%
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,900,000	1,957,000
144A, 4.625%, 2/1/2029		300,000	295,875
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,320,000	1,399,200
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,705,000	1,717,787
144A, 5.25%, 6/15/2029		1,342,000	1,439,295
5.75%, 1/15/2028		1,545,000	1,641,563
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	996,083

Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027	2,740,000	2,499,318
144A, 7.625%, 6/1/2028 (b)	600,000	547,392
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	740,000	758,500
		13,252,013
Total Corporate Bonds (Cost $620,883,009)		647,081,108

Loan Participations and Assignments 0.3%
Senior Loans (d)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	1,190,698	1,171,075
Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 2/23/2028	769,298	763,890
Total Loan Participations and Assignments (Cost $1,939,965)		1,934,965
	Shares	Value ($)

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	388	1,358

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $239,283)	1,219	78,161

Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (g) (h) (Cost $22,070,993)	22,070,993	22,070,993

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $645,133,250)	102.3	671,166,585
Other Assets and Liabilities, Net	(2.3)	(14,912,504)
Net Assets	100.0	656,254,081
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (g) (h)
15,429,600	6,641,393 (i)	—	—	—	27,122	—	22,070,993	22,070,993
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 0.03% (g)
6,487,401	223,676,563	230,163,964	—	—	1,669	—	—	—
21,917,001	230,317,956	230,163,964	—	—	28,791	—	22,070,993	22,070,993
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2021 amounted to $21,084,791, which is 3.2% of net assets.

(c)	When-issued security.
(d)	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Perpetual, callable security with no stated maturity date.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At July 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	378,279	USD	524,739	8/31/2021	(1,107)	State Street Bank and Trust
EUR	51,648,332	USD	60,964,823	8/31/2021	(339,653)	State Street Bank and Trust
Total unrealized depreciation					(340,760)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$647,081,108	$—	$647,081,108
Loan Participations and Assignments	—	1,934,965	—	1,934,965
Common Stocks	1,358	—	—	1,358
Warrants	—	—	78,161	78,161
Short-Term Investments	22,070,993	—	—	22,070,993
Total	$22,072,351	$649,016,073	$78,161	$671,166,585
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(340,760)	$—	$(340,760)
Total	$—	$(340,760)	$—	$(340,760)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (340,760)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH3
R-080548-1 (1/23)